Additional Information: Condensed Financial Statements of Parent Company - Summary of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 19,401	$ 27,280	$ 10,395	$ 41,131
Other assets	3,107	3,055
Total current assets	127,427	102,969
Non-current asset
Total assets	188,822	169,640
Current liabilities
Accrued liabilities and other current liabilities	16,129	15,091
Derivative liabilities	0	60,525
Total current liabilities	65,679	125,505
Non-current liability
Derivative liabilities	0	359
Total non-currentliability	3,159	4,064
Total Liabilities	68,838	129,569
Commitments and contingencies		0
Mezzanine equity
Total mezzanine equity	0	104,383
Shareholders' (deficit)/equity
Treasury shares	(2,093)	(2,468)
Other shareholders' (deficit)/equity	(149,004)	(124,385)
Total shareholders' (deficit)/equity	119,984	(64,312)	$ (55,929)	$ (62,813)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	188,822	169,640
Series A Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	5,597
Series B Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	9,807
Series C Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	10,733
Series D Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	43,956
Series E Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	18,845
Ordinary Shares [Member]
Mezzanine equity
Total mezzanine equity	0	15,445
Parent Company [Member]
Current assets
Cash and cash equivalents	6,440	12,005
Amounts due from subsidiaries and VIEs	74,193	47,006
Other assets	1,194	15
Total current assets	81,827	59,026
Non-current asset
Investments in subsidiaries and VIEs	41,407	45,050
Total assets	123,234	104,076
Current liabilities
Accrued liabilities and other current liabilities	3,250	1,012
Derivative liabilities	0	60,525
Amounts due to subsidiaries and VIEs	0	2,109
Total current liabilities	3,250	63,646
Non-current liability
Derivative liabilities	0	359
Total non-currentliability	0	359
Total Liabilities	3,250	64,005
Commitments and contingencies	0	0
Mezzanine equity
Total mezzanine equity	0	104,383
Shareholders' (deficit)/equity
Ordinary shares	26	14
Treasury shares	(2,093)	(2,468)
Other shareholders' (deficit)/equity	122,051	(61,858)
Total shareholders' (deficit)/equity	119,984	(64,312)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	123,234	104,076
Parent Company [Member] | Series A Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	5,597
Parent Company [Member] | Series B Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	9,807
Parent Company [Member] | Series C Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	10,733
Parent Company [Member] | Series D Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	43,956
Parent Company [Member] | Series E Preferred Stock [Member]
Mezzanine equity
Total mezzanine equity	0	18,845
Parent Company [Member] | Ordinary Shares [Member]
Mezzanine equity
Total mezzanine equity	$ 0	$ 15,445